Debt (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of debt
The following table provides the breakdown of debt as at December 31, 2021 and 2020:

In millions		Maturity	US dollar-denominated amount		December 31,	2021	2020
Notes and debentures (1)
Canadian National series:
2.75%	7-year notes (2)	Feb 18, 2021				$—	$250
2.85%	10-year notes (2)	Dec 15, 2021	US$	400		—	509
2.25%	10-year notes (2)	Nov 15, 2022	US$	250		316	318
7.63%	30-year debentures	May 15, 2023	US$	150		190	191
2.95%	10-year notes (2)	Nov 21, 2024	US$	350		442	445
2.80%	10-year notes (2)	Sep 22, 2025				350	350
2.75%	10-year notes (2)	Mar 1, 2026	US$	500		632	636
6.90%	30-year notes (2)	Jul 15, 2028	US$	475		600	604
3.20%	10-year notes (2)	Jul 31, 2028				350	350
3.00%	10-year notes (2)	Feb 8, 2029				350	350
7.38%	30-year debentures (2)	Oct 15, 2031	US$	200		253	255
6.25%	30-year notes (2)	Aug 1, 2034	US$	500		632	636
6.20%	30-year notes (2)	Jun 1, 2036	US$	450		569	573
6.71%	Puttable Reset Securities PURSSM (2)	Jul 15, 2036	US$	250		316	318
6.38%	30-year debentures (2)	Nov 15, 2037	US$	300		379	382
3.50%	30-year notes (2)	Nov 15, 2042	US$	250		316	318
4.50%	30-year notes (2)	Nov 7, 2043	US$	250		316	318
3.95%	30-year notes (2)	Sep 22, 2045				400	400
3.20%	30-year notes (2)	Aug 2, 2046	US$	650		821	827
3.60%	30-year notes (2)	Aug 1, 2047				500	500
3.65%	30-year notes (2)	Feb 3, 2048	US$	600		758	764
3.60%	30-year notes (2)	Jul 31, 2048				450	450
4.45%	30-year notes (2)	Jan 20, 2049	US$	650		821	827
3.60%	30-year notes (2)	Feb 8, 2049				450	450
3.05%	30-year notes (2)	Feb 8, 2050				450	450
2.45%	30-year notes (2)	May 1, 2050	US$	600		758	764
4.00%	50-year notes (2)	Sep 22, 2065				100	100
Illinois Central series:
7.70%	100-year debentures	Sep 15, 2096	US$	125		158	159
BC Rail series:
Non-interest bearing 90-year subordinated notes (3)		Jul 14, 2094				842	842
Total notes and debentures						12,519	13,336
Other
Commercial paper						140	56
Accounts receivable securitization						—	—
Finance leases						10	74
Equipment loans and other (4)						770	402
Total debt, gross						13,439	13,868
Net unamortized discount and debt issuance costs (3)						(954)	(962)
Total debt (5)						12,485	12,906
Less: Current portion of long-term debt						508	910
Total long-term debt						$11,977	$11,996
(1)The Company's notes and debentures are unsecured.
(2)The fixed rate debt securities are redeemable, in whole or in part, at the option of the Company, at any time, at the greater of par and a formula price based on interest rates prevailing at the time of redemption.
(3)As at December 31, 2021, these notes were recorded as a discounted debt of $14 million (2020 - $13 million) using an imputed interest rate of 5.75% (2020 - 5.75%). The discount of $828 million (2020 - $829 million) is included in Net unamortized discount and debt issuance costs.
(4)Includes $723 million (2020 - $368 million) of equipment loan under the non-revolving credit facility. Also included is $47 million (2020 - $34 million) of other equipment loans payable monthly at a weighted average interest rate of 2.12% (2020 - 2.00%).
(5)See Note 22 - Financial instruments for the fair value of debt.

Schedule of issuances and repayments of commercial paper
The following table provides a summary of cash flows associated with the issuance and repayment of commercial paper for the years ended December 31, 2021, 2020 and 2019:

In millions	Year ended December 31,	2021	2020	2019
Commercial paper with maturities less than 90 days
Issuance		$5,254	$5,315	$5,069
Repayment		(5,289)	(6,076)	(5,141)
Change in commercial paper with maturities less than 90 days, net		$(35)	$(761)	$(72)
Commercial paper with maturities of 90 days or greater
Issuance		$353	$736	$2,115
Repayment		(252)	(1,248)	(1,902)
Change in commercial paper with maturities of 90 days or greater, net		$101	$(512)	$213
Change in commercial paper, net		$66	$(1,273)	$141

Schedule of accounts receivable securitization
The following table provides a summary of cash flows associated with the proceeds received and repayment of the accounts receivable securitization program for the years ended December 31, 2021, 2020 and 2019:

In millions	Year ended December 31,	2021	2020	2019
Beginning of year		$—	$200	$—
Proceeds received		—	450	420
Repayment		—	(650)	(220)
End of year		$—	$—	$200

Schedule of debt maturities
The following table provides the debt maturities, excluding finance lease liabilities, as at December 31, 2021, for the next five years and thereafter:

In millions	Debt (1)
2022	$501
2023	222
2024	476
2025	385
2026	667
2027 & thereafter	10,224
Total	12,475
Finance lease liabilities (2)	10
Total debt	$12,485
(1)    Presented net of unamortized discounts and debt issuance costs.
(2)     See Note 12 - Leases for maturities of finance lease liabilities.

Schedule of US dollar-denominated debt
The following table provides the breakdown of US dollar-denominated debt as at December 31, 2021 and 2020:

In millions	December 31,		2021		2020
Notes and debentures		US$	6,550	US$	6,950
Commercial paper			111		44
Finance lease liabilities			8		50
Equipment loans and other			606		314
Total amount of US dollar-denominated debt in US$		US$	7,275	US$	7,358
Total amount of US dollar-denominated debt in C$			$9,193		$9,363